CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Warrants	Common Stock	Loans to Stockholders	APIC	Retained Earnings (Deficit)	Total
Balances, at Beginning of period at Dec. 31, 2017						$ 34,422,000
Balances, at Beginning of period (in shares) at Dec. 31, 2017						100,000,000
Stockholder's Equity
Net Income (Loss)						$ 25,910,000
Balances, at End of period at Apr. 10, 2018						$ 49,783,000
Balances, at End of period (in shares) at Apr. 10, 2018						100,000,000
Balances, at Beginning of period at Dec. 31, 2017						$ 34,422,000
Balances, at Beginning of period (in shares) at Dec. 31, 2017						100,000,000
Stockholder's Equity
Initial Public Offering Expense Adjustment (in shares)						1,416,645
Balances, at End of period at Dec. 31, 2018		$ 239,141,000	$ (3,500,000)	$ 373,000	$ (367,000)	$ 235,647,000
Balances, at End of period (in shares) at Dec. 31, 2018	40,005,885	6,743,400
Balances, at Beginning of period at Apr. 10, 2018						$ 49,783,000
Balances, at Beginning of period (in shares) at Apr. 10, 2018						100,000,000
Stockholder's Equity
Initial Public Offering Expense Adjustment		$ 7,500,000	(3,500,000)			$ 4,000,000
Initial Public Offering Expense Adjustment (in shares)		1,416,645
Net Income (Loss)					(367,000)	(367,000)
Stock-based Compensation				373,000		373,000
Balances, at End of period at Dec. 31, 2018		$ 239,141,000	(3,500,000)	373,000	(367,000)	235,647,000
Balances, at End of period (in shares) at Dec. 31, 2018	40,005,885	6,743,400
Stockholder's Equity
Initial Public Offering Expense Adjustment (in shares)		56,665
Net Income (Loss)					46,072,000	46,072,000
Amazon Warrants				3,594,000		3,594,000
Stock-based Compensation				1,888,000		1,888,000
Balances, at End of period at Dec. 31, 2019		$ 68,000	(3,500,000)	244,928,000	42,228,000	283,724,000
Balances, at End of period (in shares) at Dec. 31, 2019	40,005,885	6,800,065
Stockholder's Equity
Exercise of Apollo Warrants		$ 400,000		(379,000)		21,000
Exercise of Apollo Warrants (in shares)	(40,005,885)	40,005,885
Net Income (Loss)					7,251,000	7,251,000
Stock-based Compensation				369,000		369,000
Balances, at End of period at Mar. 31, 2020		$ 468,000	(3,500,000)	244,918,000	49,479,000	291,365,000
Balances, at End of period (in shares) at Mar. 31, 2020		46,805,950
Balances, at Beginning of period at Dec. 31, 2019		$ 68,000	(3,500,000)	244,928,000	42,228,000	283,724,000
Balances, at Beginning of period (in shares) at Dec. 31, 2019	40,005,885	6,800,065
Stockholder's Equity
Net Income (Loss)						1,211,000
Balances, at End of period at Jun. 30, 2020		$ 468,000	(3,500,000)	245,306,000	43,439,000	285,713,000
Balances, at End of period (in shares) at Jun. 30, 2020		46,805,950
Balances, at Beginning of period at Dec. 31, 2019		$ 68,000	(3,500,000)	244,928,000	42,228,000	283,724,000
Balances, at Beginning of period (in shares) at Dec. 31, 2019	40,005,885	6,800,065
Stockholder's Equity
Exercise of Apollo Warrants		$ 21,000				21,000
Exercise of Apollo Warrants (in shares)	(40,005,885)	40,005,885
Net Income (Loss)					(3,904,000)	(3,904,000)
Amazon Warrants						1,866,000
Stock-based Compensation		$ 33,709				2,110,000
Balances, at End of period at Dec. 31, 2020		$ 468,000	(3,500,000)	248,525,000	38,324,000	283,817,000
Balances, at End of period (in shares) at Dec. 31, 2020		46,839,659
Balances, at Beginning of period at Mar. 31, 2020		$ 468,000	(3,500,000)	244,918,000	49,479,000	291,365,000
Balances, at Beginning of period (in shares) at Mar. 31, 2020		46,805,950
Stockholder's Equity
Net Income (Loss)					(6,040,000)	(6,040,000)
Stock-based Compensation				388,000		388,000
Balances, at End of period at Jun. 30, 2020		$ 468,000	(3,500,000)	245,306,000	43,439,000	285,713,000
Balances, at End of period (in shares) at Jun. 30, 2020		46,805,950
Balances, at Beginning of period at Dec. 31, 2020		$ 468,000	(3,500,000)	248,525,000	38,324,000	283,817,000
Balances, at Beginning of period (in shares) at Dec. 31, 2020		46,839,659
Stockholder's Equity
Shares Surrendered by Stockholders		$ (1,000)	3,500,000	(3,499,000)
Shares Surrendered by Stockholders (in shares)		(140,737)
Initial Public Offering Expense Adjustment		$ 105,000		224,552,000		224,657,000
Initial Public Offering Expense Adjustment (in shares)		10,454,545
Net Income (Loss)					12,416,000	12,416,000
Income Tax Receivable Agreement					(115,200,000)	(115,200,000)
Amazon Warrants				1,400,000		1,400,000
Stock-based Compensation				2,870,000		2,870,000
Balances, at End of period at Mar. 31, 2021		$ 572,000		473,848,000	(64,460,000)	409,960,000
Balances, at End of period (in shares) at Mar. 31, 2021		57,153,467
Balances, at Beginning of period at Dec. 31, 2020		$ 468,000	$ (3,500,000)	248,525,000	38,324,000	283,817,000
Balances, at Beginning of period (in shares) at Dec. 31, 2020		46,839,659
Stockholder's Equity
Net Income (Loss)						64,169,000
Balances, at End of period at Jun. 30, 2021		$ 572,000		476,368,000	(12,707,000)	464,233,000
Balances, at End of period (in shares) at Jun. 30, 2021		57,158,467
Balances, at Beginning of period at Mar. 31, 2021		$ 572,000		473,848,000	(64,460,000)	409,960,000
Balances, at Beginning of period (in shares) at Mar. 31, 2021		57,153,467
Stockholder's Equity
Initial Public Offering Expense Adjustment				349,000		349,000
Exercise of Stock Options				27,000		27,000
Exercise of Stock Options (in shares)		5,000
Net Income (Loss)					51,753,000	51,753,000
Amazon Warrants				1,400,000		1,400,000
Stock-based Compensation				744,000		744,000
Balances, at End of period at Jun. 30, 2021		$ 572,000		$ 476,368,000	$ (12,707,000)	$ 464,233,000
Balances, at End of period (in shares) at Jun. 30, 2021		57,158,467